Shareholders' Equity - Stock Options Price Ranges (Details) - Stock Options - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Range of Exercise Prices
Options Outstanding (in shares)	155	190
Weighted Average Exercise Price (in dollars per share)	$ 37.75	$ 38.86
Options Exercisable (in shares)	153	117
Weighted Average Exercise Price (in dollars per share)	$ 37.77	$ 39.74
Weighted Average Remaining Contractual Life (In years)	1 year 11 months 5 days	2 years 6 months 22 days
Range of Exercise Prices $35.69 - $35.69
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 35.69	$ 35.69
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 35.69	$ 35.69
Options Outstanding (in shares)	31	36
Weighted Average Exercise Price (in dollars per share)	$ 35.69	$ 35.69
Options Exercisable (in shares)	29	13
Weighted Average Exercise Price (in dollars per share)	$ 35.69	$ 35.69
Weighted Average Remaining Contractual Life (In years)	2 years 15 days	3 years 15 days
Range of Exercise Prices $38.27 - $38.27
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 38.27	$ 38.27
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 38.27	$ 38.27
Options Outstanding (in shares)	124	124
Weighted Average Exercise Price (in dollars per share)	$ 38.27	$ 38.27
Options Exercisable (in shares)	124	74
Weighted Average Exercise Price (in dollars per share)	$ 38.27	$ 38.27
Weighted Average Remaining Contractual Life (In years)	1 year 10 months 24 days	2 years 10 months 24 days
Range of Exercise Prices $45.13 - $45.13
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)		$ 45.13
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)		$ 45.13
Options Outstanding (in shares)		30
Weighted Average Exercise Price (in dollars per share)		$ 45.13
Options Exercisable (in shares)		30
Weighted Average Exercise Price (in dollars per share)		$ 45.13
Weighted Average Remaining Contractual Life (In years)		6 months 18 days